INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

NOTE 14. INCOME TAXES

Deferred income taxes arise from temporary differences between the recognition of net operating losses (“NOL”s) for financial reporting purposes and their recognition for income tax purposes. Under the provisions of the One Big Beautiful Bill Act (“OBBBA”), NOL carryforwards may be subject to revised utilization rules and limitations, particularly in connection with ownership changes as defined by the Internal Revenue Code.

For the years ended December 31, 2025 and 2024, the Company incurred net losses and, accordingly, recorded no current income tax liability. Since commencing operations in 2007, the Company has generated approximately $58,610,000 in federal NOL carryforwards. Consistent with the OBBBA provisions, these NOLs may be carried forward indefinitely; however, their annual utilization may be limited to a specified percentage of taxable income in future periods.

Additionally, pursuant to the ownership change rules under Section 382 of the Internal Revenue Code, as modified by the OBBBA, the Company’s NOL carryforwards of approximately $58,610,000 are subject to annual limitations in the event of a significant ownership change. If such a change occurs, the amount of NOLs available to offset taxable income in future years could be materially restricted. Furthermore, cumulative NOL carryforwards for income tax reporting purposes may differ from cumulative financial statement losses due to timing differences between financial accounting and tax recognition.

As of December 31, 2025 and 2024, the deferred tax assets of approximately $14,598,000 and $12,004,000, respectively, created by the NOLs has been offset by a 100% valuation allowance because the likelihood of realization of the tax benefit cannot be determined. The change in the valuation allowance in 2025 and 2024 was approximately $2,595,000 and $2,290,000, respectively.

There is no current or deferred tax expense for the years ended December 31, 2025 and 2024. The Company has not filed its tax returns for the years 2012 through 2025; however, management believes there are no taxes due as of December 31, 2025 and 2024.

The Company includes interest and penalties arising from the underpayment of income taxes in selling, general and administrative expense in the consolidated statements of operations.

The provision for Federal income tax consists of the following:

	December 31, 2025	December 31, 2024
Income tax benefit attributable to:
Net loss	$(8,951,104)	$(8,609,139)
Permanent differences	485,432	1,315,587
Valuation allowance	8,465,672	7,293,552
Net provision for income tax	$-	$-

The cumulative tax effect at the expected federal tax rate of 21% of significant items comprising our net deferred tax amount is as follows on December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Deferred tax asset attributable to:
Net operating loss carry forward	$11,667,981	$9,572,421
Valuation allowance	(11,667,981)	(9,572,421)
Net deferred tax asset	$-	$-

The cumulative tax effect at the expected state tax rate of 5% of significant items comprising our net deferred tax amount is as follows on December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Deferred tax asset attributable to:
Net operating loss carry forward	$2,930,502	$2,431,559
Valuation allowance	(2,930,502)	(2,431,559)
Net deferred tax asset	$-	$-

The Company has identified the United States Federal tax returns as its “major” tax jurisdiction. The United States Federal tax return years 2012 – 2025 are still subject to tax examination by the United States Internal Revenue Service; however, we do not currently have any ongoing tax examinations.